Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

October 2, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission (the “Commission”)
100 F Street, N.E.
Washington, D.C. 20549

Re:	FEG Directional Access TEI Fund LLC (the “Fund”) Preliminary Proxy Materials (1940 Act Registration No. 811-23140)

Ladies and Gentlemen:

   Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Fund’s Preliminary Proxy Statement, Notice of Special Meeting of Members and Form of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a special meeting of members of the Fund being held: (i) to obtain voting instructions regarding a FEG Directional Access Fund LLC (the “Master Fund”) Proposal to approve a new investment advisory agreement between FEG Investors, LLC and the Master Fund; and (ii) to approve the to approve the filing of an application for an order from the Commission to deregister the Fund as an investment company pursuant to Section 8(f) of the Investment Company Act of 1940, as amended.

   Questions and comments concerning the enclosed materials may be directed to me at (215) 988-3328.

Sincerely,
/s/ Andrew E. Seaberg
Andrew E. Seaberg